Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Member interest - Impairment of Cost method investments (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Non-economic ownership interest, percentage		0.00%
IDR ownership percentage		100.00%
Loss on impairment of investments		$ 1,274
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments		533
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Loss on impairment of investments	$ 106	$ 106